Policyholder liabilities and unallocated surplus - Movement by gross, reinsurers' share and unallocated surplus (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period	£ 316,436	£ 260,753
Income and expense included in the income statement and other comprehensive income	31,142	20,210
Foreign exchange translation differences	(19,405)	35,472
Insurance contract liabilities at end of period	328,172	316,436
Unallocated surplus of with-profits funds on the consolidated statement of financial position	14,317	13,096
Income and expense included in the income statement and other comprehensive income	2,949	768
Foreign exchange translation differences	(315)	453
Unallocated surplus of with-profits funds on the consolidated statement of financial position	16,951	14,317
Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period	8,965	6,992
Income and expense included in the income statement and other comprehensive income	422	752
Foreign exchange translation differences	(667)	1,221
Insurance contract liabilities at end of period	£ 8,720	£ 8,965